Intangible Assets and Goodwill (Details) - Schedule of intangible assets - CNY (¥)	Sep. 30, 2022	Dec. 31, 2021
Amortized intangible assets:
Gross carrying value	¥ 15,823,974	¥ 15,823,974
Accumulated amortisation	(15,178,968)	(14,784,602)
Net carrying value	645,006	1,039,372
Software [Member]
Amortized intangible assets:
Gross carrying value	10,793,974	10,793,974
Accumulated amortisation	(10,148,968)	(9,754,602)
Net carrying value	645,006	1,039,372
Cooperation agreement [Member]
Amortized intangible assets:
Gross carrying value	5,030,000	5,030,000
Accumulated amortisation	(5,030,000)	(5,030,000)
Net carrying value
Trademarks [Member]
Unamortized intangible assets:
Unamortized intangible assets	¥ 2,970,000	¥ 2,970,000